UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31st, 2005
Check here if Amendment           |_|; Amendment Number: ____
This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        AXE-HOUGHTON ASSOCIATES, INC.
Address:     One Bridge Plaza, Suite 695
             Fort Lee, NJ 07024

Form 13F File Number:   28-2058

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Steven E. Berman
Title: President
Phone: (201) 585-7733
Signature, Place, and Date of Signing:
/s/ Steven E. Berman, Fort Lee, NJ  07024
May 10th, 2005

Report Type (Check only one.):
|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:         NONE
Form 13F Information Table Entry Total:    84
Form 13F Information Table Value Total:    177,354
(thousands)

List of Other Included Managers: NONE

Axe-Houghton Associates
FORM 13F
March 31, 2005

                           FORM 13F INFORMATION TABLE

                                  TITLE OF               VALUE     SHARES/  SH/  PUT/  INVSTMT   OTHER        VOTING AUTHORITY
NAME OF ISSUER                     CLASS      CUSIP     (x$1000)   PRN AMT  PRN  CALL  DSCRETN  MANAGERS   SOLE    SHARED    NONE
------------------------------    --------  ---------   --------  --------- ---  ----  -------  -------- -------- -------- ---------
Acme Communications  Inc.         COM       004631107     1,500     284,550 SH                            Sole               284,550
Activision Inc.                   COM       004930202     4,164     281,335 SH                            Sole               281,335
Amcol Intl Corp                   COM       02341W103     2,645     141,000 SH                            Sole               141,000
Amedisys Inc.                     COM       023436108     3,482     115,100 SH                            Sole               115,100
Applied Signal Technology Inc.    COM       038237103       779      34,000 SH                            Sole                34,000
Ask Jeeves, Inc.                  COM       045174109     2,745      97,750 SH                            Sole                97,750
BankUnited Financial Corporati    COM       06652b103     1,826      67,975 SH                            Sole                67,975
Brigham Exploration Company       COM       109178103       309      33,500 SH                            Sole                33,500
Brocade Communications Systems    COM       111621108     2,527     426,800 SH                            Sole               426,800
Bucyrus Intl Inc. Cl A            COM       118759109     2,812      72,000 SH                            Sole                72,000
Buffalo Wild Wings Inc.           COM       119848109       779      20,600 SH                            Sole                20,600
CONMED Corporation                COM       207410101     1,325      44,000 SH                            Sole                44,000
Caci International Inc.           COM       127190304     1,310      23,725 SH                            Sole                23,725
Centene Corp.                     COM       15135b101     3,049     101,674 SH                            Sole               101,674
Central European Distribution     COM       153435102       394      11,850 SH                            Sole                11,850
Century Aluminum Company          COM       156431108     2,763      91,300 SH                            Sole                91,300
Ceradyne Inc.                     COM       156710105     2,652     118,549 SH                            Sole               118,549
Children's Place Retail Stores    COM       168905107     1,194      25,000 SH                            Sole                25,000
Cognex Corp.                      COM       192422103     1,597      64,200 SH                            Sole                64,200
Computer Programs & Systems       COM       205306103     4,124     146,850 SH                            Sole               146,850
CryptoLogic Inc.                  COM       228906103     4,034     130,200 SH                            Sole               130,200
Cymer Inc.                        COM       232572107     1,442      53,875 SH                            Sole                53,875
DJ Orthopedics Inc.               COM       23325g104       230       9,200 SH                            Sole                 9,200
DRS Technologies Inc.             COM       23330x100     3,876      91,200 SH                            Sole                91,200
Dycom Industries Inc.             COM       267475101     2,092      91,000 SH                            Sole                91,000
Eyetech Pharmaceuticals Inc.      COM       302297106     3,234     117,600 SH                            Sole               117,600
General Cable Corporation         COM       369300108       361      29,900 SH                            Sole                29,900
Genitope Corp.                    COM       37229p507       879      70,300 SH                            Sole                70,300
HCC Insurance Holdings Inc.       COM       404132102       760      21,025 SH                            Sole                21,025
Helix Technology Corporation      COM       423319102     1,686     109,000 SH                            Sole               109,000
Hub Group Inc. Cl A               COM       443320106     2,682      42,800 SH                            Sole                42,800
II VI INC COM                     COM       902104108     1,367      78,400 SH                            Sole                78,400
Immunicon Corporation             COM       45260a107     1,044     177,300 SH                            Sole               177,300
Intermagnetics General Corp.      COM       458771102     2,781     114,250 SH                            Sole               114,250
Ixia                              COM       45071r109     2,168     122,700 SH                            Sole               122,700
John B Sanfillippo & Son Inc.     COM       800422107     1,312      53,360 SH                            Sole                53,360
Knight Transportation Inc.        COM       499064103     1,295      52,500 SH                            Sole                52,500
La Quinta Corp.                   COM       50419u202     1,803     212,100 SH                            Sole               212,100
Labor Ready Inc.                  COM       505401208     2,154     115,500 SH                            Sole               115,500
LoJack Corp.                      COM       539451104     1,053      76,442 SH                            Sole                76,442
Marinemax Inc.                    COM       567908108     7,221     231,600 SH                            Sole               231,600
Marvel Enterprises Inc.           COM       57383m108     2,885     144,225 SH                            Sole               144,225
Matrixx Initiatives Inc.          COM       57685l105     1,080      95,005 SH                            Sole                95,005
Mattson Technology Inc.           COM       577223100     2,297     289,350 SH                            Sole               289,350
Micros Sys Inc.                   COM       594901100     1,087      29,600 SH                            Sole                29,600
Microstrategy Inc.                COM       594972408     2,670      49,200 SH                            Sole                49,200
Mine Safety Appliances Company    COM       602720104     2,840      73,300 SH                            Sole                73,300
Mission Resources Corp.           COM       605109107     1,899     268,200 SH                            Sole               268,200
Nautilus Inc.                     COM       63910b102     3,250     136,800 SH                            Sole               136,800
Novatel Inc.                      COM       669954109     1,963      93,900 SH                            Sole                93,900
Option Care Inc.                  COM       683948103       245      11,900 SH                            Sole                11,900
Parlux Fragrances Inc.            COM       701645103       650      30,000 SH                            Sole                30,000
Penn National Gaming Inc.         COM       707569109     5,343     181,850 SH                            Sole               181,850
Protein Design Labs Inc.          COM       74369l103     1,517      94,900 SH                            Sole                94,900
Psychiatric Solutions Inc.        COM       74439h108     3,478      75,600 SH                            Sole                75,600
Quiksilver Inc.                   COM       74838c106       822      28,300 SH                            Sole                28,300
RC2 Corporation                   COM       749388104     4,831     142,100 SH                            Sole               142,100
SFBC Intl Inc.                    COM       784121105     1,240      35,200 SH                            Sole                35,200
SIRF Technology Holdings Inc.     COM       82967h101     3,634     325,600 SH                            Sole               325,600
Safenet Inc.                      COM       78645r107     5,864     200,057 SH                            Sole               200,057
Salix Pharmaceuticals Ltd         COM       795435106     1,365      82,750 SH                            Sole                82,750
Serena Software Inc.              COM       817492101     2,925     123,100 SH                            Sole               123,100
Sigmatel Inc.                     COM       82661w107     2,366      63,200 SH                            Sole                63,200
Spinnaker Exploration Co.         COM       84855w109       913      25,700 SH                            Sole                25,700
Steiner Leisure Ltd.              COM       p8744y102     2,488      76,100 SH                            Sole                76,100
Superior Energy Services Inc.     COM       868157108     1,763     102,500 SH                            Sole               102,500
Symbion Inc.                      COM       871507109     2,710     126,800 SH                            Sole               126,800
Symmetricom Inc.                  COM       871543104       323      29,100 SH                            Sole                29,100
Synaptics Incorporated            COM       87157d109     2,045      88,150 SH                            Sole                88,150
TBC Corporation                   COM       872183108     1,474      52,890 SH                            Sole                52,890
Tekelec                           COM       879101103     1,358      85,200 SH                            Sole                85,200
Tetra Technologies Inc.           COM       88162f105     1,820      64,000 SH                            Sole                64,000
Toreador Resources Corporation    COM       891050106     1,127      62,100 SH                            Sole                62,100
Trident Microsystems Inc.         COM       895919108     2,503     141,550 SH                            Sole               141,550
Trimble Navigation Ltd            COM       896239100     1,173      34,700 SH                            Sole                34,700
Trinity Industries Inc.           COM       896522109     1,710      60,700 SH                            Sole                60,700
Ultra Petroleum Corp.             COM       903914109     1,585      31,200 SH                            Sole                31,200
VCA Antech Inc.                   COM       918194101     2,620     129,500 SH                            Sole               129,500
Ventiv Health Inc.                COM       922793104     1,122      48,800 SH                            Sole                48,800
W Holding Company Inc.            COM       929251106     1,110     110,234 SH                            Sole               110,234
WPT Enterprises Inc.              COM       98211w108     3,304     176,700 SH                            Sole               176,700
Wabtec Corporation                COM       929740108       342      16,700 SH                            Sole                16,700
Walter Industries Inc.            COM       93317q105     3,310      77,800 SH                            Sole                77,800
Westlake Chemical Corp            COM       960413102     2,853      88,200 SH                            Sole                88,200

                                                       -----------------------------------------------------------------------------
GRAND TOTAL                                             177,354   8,404,771                                                8,404,771
                                                       -----------------------------------------------------------------------------